Quarterly Holdings Report
for
Fidelity® Growth Strategies Fund
August 31, 2024
FEG-NPRT3-1024
1.805759.120
Common Stocks - 100.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.7%
Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	201,648	19,695
Interactive Media & Services - 1.0%
Pinterest, Inc. Class A (a)	983,900	31,524
Media - 2.1%
The Trade Desk, Inc. Class A (a)	623,264	65,150
TOTAL COMMUNICATION SERVICES		116,369
CONSUMER DISCRETIONARY - 13.2%
Distributors - 0.3%
Pool Corp.	26,477	9,310
Diversified Consumer Services - 0.7%
Duolingo, Inc. Class A (a)	103,563	22,014
Hotels, Restaurants & Leisure - 5.4%
Cava Group, Inc. (a)	81,600	9,306
Chipotle Mexican Grill, Inc. (a)	270,050	15,144
Domino's Pizza, Inc.	47,202	19,552
Dutch Bros, Inc. Class A (a)	528,600	16,387
Hilton Worldwide Holdings, Inc.	198,770	43,658
Light & Wonder, Inc. Class A (a)	143,950	15,809
Texas Roadhouse, Inc.	179,975	30,371
Wingstop, Inc.	31,100	12,008
Wyndham Hotels & Resorts, Inc.	74,100	5,832
		168,067
Household Durables - 2.4%
NVR, Inc. (a)	2,500	22,931
SharkNinja, Inc.	163,600	15,676
Tempur Sealy International, Inc.	309,470	16,226
TopBuild Corp. (a)	50,438	19,823
		74,656
Specialty Retail - 3.5%
Dick's Sporting Goods, Inc.	109,641	25,981
Murphy U.S.A., Inc.	100,400	52,171
Ulta Beauty, Inc. (a)	90,100	31,791
		109,943
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	126,500	18,491
Deckers Outdoor Corp. (a)	10,149	9,736
		28,227
TOTAL CONSUMER DISCRETIONARY		412,217
CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Celsius Holdings, Inc. (a)	173,453	6,596
Consumer Staples Distribution & Retail - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	115,900	9,267
Casey's General Stores, Inc.	63,705	23,081
Performance Food Group Co. (a)	325,270	24,278
		56,626
Personal Care Products - 0.6%
elf Beauty, Inc. (a)	115,400	17,286
TOTAL CONSUMER STAPLES		80,508
ENERGY - 4.2%
Energy Equipment & Services - 1.1%
TechnipFMC PLC	470,227	12,621
Weatherford International PLC	221,556	23,250
		35,871
Oil, Gas & Consumable Fuels - 3.1%
Cheniere Energy, Inc.	158,138	29,297
Hess Corp.	185,317	25,585
Permian Resource Corp. Class A	354,600	5,050
Targa Resources Corp.	247,500	36,358
		96,290
TOTAL ENERGY		132,161
FINANCIALS - 12.8%
Banks - 1.6%
Nu Holdings Ltd. Class A (a)	3,489,610	52,239
Capital Markets - 7.5%
Ameriprise Financial, Inc.	144,217	64,817
Ares Management Corp. Class A,	253,237	37,074
Blue Owl Capital, Inc. Class A	841,100	14,837
Coinbase Global, Inc. Class A (a)	197,400	36,195
LPL Financial	79,060	17,736
MSCI, Inc.	81,139	47,108
Tradeweb Markets, Inc. Class A	143,600	16,979
		234,746
Financial Services - 0.8%
Apollo Global Management, Inc.	209,742	24,273
Insurance - 2.9%
Arthur J. Gallagher & Co.	97,241	28,450
Brown & Brown, Inc.	267,800	28,154
Kinsale Capital Group, Inc.	69,200	33,983
		90,587
TOTAL FINANCIALS		401,845
HEALTH CARE - 9.2%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	169,600	44,552
Natera, Inc. (a)	57,700	6,824
Neurocrine Biosciences, Inc. (a)	46,600	5,921
Sarepta Therapeutics, Inc. (a)	52,300	7,101
Viking Therapeutics, Inc. (a)	2,700	173
		64,571
Health Care Equipment & Supplies - 0.7%
DexCom, Inc. (a)	308,970	21,424
Penumbra, Inc. (a)	2,626	531
		21,955
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	308,845	34,813
Cencora, Inc.	220,246	52,764
		87,577
Health Care Technology - 2.2%
Doximity, Inc. Class A (a)(b)	1,329,400	48,895
Veeva Systems, Inc. Class A (a)	90,556	19,600
		68,495
Life Sciences Tools & Services - 1.2%
Medpace Holdings, Inc. (a)	68,660	24,393
West Pharmaceutical Services, Inc.	41,799	13,109
		37,502
Pharmaceuticals - 0.2%
Intra-Cellular Therapies, Inc. (a)	97,030	7,110
TOTAL HEALTH CARE		287,210
INDUSTRIALS - 28.1%
Aerospace & Defense - 6.8%
Axon Enterprise, Inc. (a)	181,570	66,268
HEICO Corp. Class A	287,400	57,506
Howmet Aerospace, Inc.	393,563	38,042
Loar Holdings, Inc. (b)	3,400	252
TransDigm Group, Inc.	36,500	50,122
		212,190
Building Products - 4.5%
AAON, Inc.	229,594	21,929
AZZ, Inc.	110,833	9,218
Builders FirstSource, Inc. (a)	107,310	18,672
Carlisle Companies, Inc.	51,691	21,907
Lennox International, Inc.	53,730	31,711
The AZEK Co., Inc. Class A, (a)	330,900	14,106
Trane Technologies PLC	66,868	24,183
		141,726
Commercial Services & Supplies - 1.7%
Cintas Corp.	38,841	31,272
Tetra Tech, Inc.	91,493	21,752
		53,024
Construction & Engineering - 4.3%
Comfort Systems U.S.A., Inc.	128,000	45,251
EMCOR Group, Inc.	105,900	41,625
Fluor Corp. (a)	377,500	18,901
Quanta Services, Inc.	109,900	30,237
		136,014
Electrical Equipment - 2.1%
nVent Electric PLC	336,387	22,861
Vertiv Holdings Co.	512,478	42,551
		65,412
Ground Transportation - 3.1%
Old Dominion Freight Lines, Inc.	304,500	58,708
XPO, Inc. (a)	321,200	36,816
		95,524
Professional Services - 1.3%
Booz Allen Hamilton Holding Corp. Class A	259,382	41,185
Trading Companies & Distributors - 4.3%
Core & Main, Inc. Class A (a)	545,300	26,191
United Rentals, Inc.	37,400	27,723
W.W. Grainger, Inc.	81,373	80,146
		134,060
TOTAL INDUSTRIALS		879,135
INFORMATION TECHNOLOGY - 21.3%
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp. Class A	235,822	15,906
CDW Corp.	132,000	29,784
Coherent Corp. (a)	199,600	15,559
Vontier Corp.	687,700	24,090
		85,339
IT Services - 3.7%
Gartner, Inc. (a)	117,700	57,904
GoDaddy, Inc. Class A (a)	256,450	42,932
Wix.com Ltd. (a)	90,200	15,029
		115,865
Semiconductors & Semiconductor Equipment - 4.5%
Astera Labs, Inc.	6,600	284
Entegris, Inc.	82,700	9,582
Lattice Semiconductor Corp. (a)	131,344	6,220
Monolithic Power Systems, Inc.	103,400	96,647
NXP Semiconductors NV	42,024	10,773
Onto Innovation, Inc. (a)	77,700	16,567
		140,073
Software - 9.5%
AppFolio, Inc. Class A, (a)	52,900	12,272
AppLovin Corp. Class A, (a)	334,030	31,021
Cadence Design Systems, Inc. (a)	47,723	12,834
Confluent, Inc. Class A (a)	759,390	16,114
Datadog, Inc. Class A (a)	204,600	23,787
Fair Isaac Corp. (a)	39,679	68,655
Guidewire Software, Inc. (a)	42,000	6,248
Manhattan Associates, Inc. (a)	28,600	7,563
Monday.com Ltd. (a)	33,600	8,934
Onestream, Inc.	4,100	127
Palantir Technologies, Inc. Class A (a)	2,329,300	73,326
Synopsys, Inc. (a)	26,818	13,934
Tyler Technologies, Inc. (a)	38,800	22,809
		297,624
Technology Hardware, Storage & Peripherals - 0.9%
Pure Storage, Inc. Class A (a)	95,877	4,918
Super Micro Computer, Inc. (a)(b)	53,200	23,286
		28,204
TOTAL INFORMATION TECHNOLOGY		667,105
MATERIALS - 1.8%
Construction Materials - 1.8%
CRH PLC	252,700	22,938
Vulcan Materials Co.	136,030	33,356
		56,294
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Iron Mountain, Inc.	325,664	36,885
UTILITIES - 1.9%
Electric Utilities - 0.3%
NRG Energy, Inc.	114,930	9,770
Independent Power and Renewable Electricity Producers - 1.6%
Vistra Corp.	578,300	49,404
TOTAL UTILITIES		59,174
TOTAL COMMON STOCKS (Cost $2,364,699)		3,128,903

Money Market Funds - 0.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	1,582,946	1,583
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	23,012,683	23,015
TOTAL MONEY MARKET FUNDS (Cost $24,598)		24,598

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,389,297)	3,153,501
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(24,458)
NET ASSETS - 100.0%	3,129,043

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	66,423	1,382,886	1,447,727	1,751	2	(1)	1,583	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	30,848	456,601	464,434	30	-	-	23,015	0.1%
Total	97,271	1,839,487	1,912,161	1,781	2	(1)	24,598

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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